Consolidated Statements of Stockholders' Equity and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Stockholder's Equity and Comprehensive Income
Unrealized gain on derivatives designated and qualified as cash flow hedges, tax	$ 2,718	$ 2,625	$ 1,537